Commitments and Contingencies - Rent Expense (Detail) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Commitments and Contingencies Disclosure [Abstract]
Rent expense	$ 51,000	$ 11,000